Asset Impairment (Tables)	12 Months Ended
Dec. 31, 2014
Asset Impairment [Abstract]
Schedule Of Asset Impairment

	2014	2013	2012
Flight equipment (Note 6)	$21,828	$25,616	$12,625
Notes receivable (Note 10)	-	539	-
	$21,828	$26,155	$12,625